Audit Information	12 Months Ended
Jun. 30, 2026
Auditor [Line Items]
Auditor Name	Kreit & Chiu CPA LLP
Auditor Firm ID	6651
Auditor Location	Los Angeles, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Datasea Intelligent Technology Ltd. (formerly known as Datasea Inc.) and its subsidiaries (the “Company”) as of June 30, 2026, and 2025 and the related consolidated statements of operations and comprehensive loss, changes in stockholders’ equity, and cash flows for each of the three years in the period ended June 30, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2026 and 2025, and the results of its operations and its cash flows for each of the three years ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.